Changes in Accounting Policies And Disclosures (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)
Legal Status, Management and Business Activity [Abstract]
Income tax rate	9.00%	9.00%
Taxable income exceeding amount (in Dirhams)		د.إ 375,000
Taxable income exceeding percentage	0.00%	0.00%
Taxable income not exceeding amount (in Dirhams)		د.إ 375,000
Taxable income not exceeding percentage	0.00%	0.00%
Income tax expense (in Dollars) | $	$ 31,326